Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO(1) ($) (b)	Compensation Actually Paid to CEO(2) ($) (c)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers(1) ($) (d)	Average Compensation Actually Paid to Non-CEO Named Executive Officers(2) ($) (e)	Total Shareholder Return(3) ($) (f)	Peer Group Total Shareholder Return(3) ($) (g)	Net Income ($ Millions)(4) (h)	Revenue(5) ($ Millions) (i)
2025	17,129,140	3,475,744	4,255,404	2,161,585	89.25	130.17	1,678	21,760
2024	17,314,606	9,458,369	3,956,917	2,918,609	112.59	126.93	1,705	20,106
2023	17,309,938	29,765,803	4,523,549	5,958,393	118.60	101.81	1,484	18,935
2022	16,711,236	15,043,146	4,192,099	3,618,600	101.20	90.18	1,779	19,170
2021	14,189,333	16,684,546	3,741,372	4,215,851	107.10	126.81	2,092	19,960

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Compensation for our CEO, Thomas E. Polen, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-CEO NEOs includes the following NEOs: (i) in 2025, Christopher J. DelOrefice, Richard E. Byrd, Michael C. Feld and Michael D. Garrison, (ii) in 2024, Christopher J. DelOrefice, Richard E. Byrd, Michael D. Garrison and Shana Neal, (iii) in 2023, Christopher J. DelOrefice, Michael D. Garrison, David B. Hickey and Shana Neal, and (iv) in 2022, Christopher J. DelOrefice, David B. Hickey, Samrat S. Khichi, Alberto Mas and Shana Neal.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on September 30, 2020 and ending on September 30 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with SEC rules. The peer group for purposes of this table is the S&P 500 Healthcare Equipment & Supplies Index, which the Company also utilizes in the stock performance graph included in its annual report to shareholders.
PEO Total Compensation Amount	$ 17,129,140	$ 17,314,606	$ 17,309,938	$ 16,711,236	$ 14,189,333
PEO Actually Paid Compensation Amount	$ 3,475,744	9,458,369	29,765,803	15,043,146	16,684,546
Adjustment To PEO Compensation, Footnote	Compensation “actually paid” for the CEO and average compensation “actually paid” for our non-CEO NEOs reflect the amounts set forth in columns (c) and (e) of the table above, respectively, adjusted as set forth in the table below in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the CEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s and our other NEO’s compensation for fiscal year 2025, see the Compensation Discussion and Analysis section beginning on page 50.

	CEO 2025	Non-CEO NEOs 2025	CEO 2024	Non-CEO NEOs 2024	CEO 2023	Non-CEO NEOs 2023	CEO 2022	Non-CEO NEOs 2022	CEO 2021	Non-CEO NEOs 2021
Summary Compensation Table Total	$17,129,140	$4,255,404	$17,314,606	$3,956,917	$17,309,938	$4,523,549	$16,711,236	$4,192,099	$14,189,333	$3,741,372
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(13,303,715)	(2,613,374)	(13,237,825)	(2,405,935)	(13,536,017)	(2,916,651)	(12,627,967)	(2,446,702)	(10,328,129)	(2,275,487)
Plus Fair Value for Awards Granted in the Covered Year That Remain Unvested at the End of the Covered Year	10,120,140	1,987,995	12,671,208	2,302,961	16,001,719	3,382,509	12,182,073	1,900,248	13,014,873	2,802,179
Plus Fair Value for Awards Granted in the Covered Year That Vested in the Covered Year	—	—	—	—	—	—	—	237,067	—	—
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(8,282,117)	(1,178,828)	(4,639,093)	(642,674)	9,575,664	898,856	(800,866)	(44,627)	156,433	42,169
Change in Fair Value of Awards from Prior Years That Vested in the Covered Year	(1,951,005)	(240,954)	(2,512,443)	(239,270)	569,022	89,954	(411,606)	(106,720)	(315,261)	(46,681)
Less Fair Value of Awards Forfeited During the Covered Year	—	—	—	—	—	—	—	(96,546)	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—	—	—	—	—	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(236,700)	(48,658)	(343,669)	(82,894)	(313,046)	(50,658)	(154,081)	(44,013)	(170,152)	(112,292)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	205,585	29,504	158,523	30,834	144,357	27,795	137,449	64,592
Compensation Actually Paid	3,475,744	2,161,585	9,458,369	2,918,609	29,765,803	5,958,393	15,043,146	3,618,600	16,684,546	4,215,851
Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the respective fiscal year-end, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. For a description of the methodology and assumptions used to determine the amounts reflected in these columns, see Note 9 to the consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal year ended September 30, 2025.
The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table. Service cost is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the applicable fiscal year. Prior service cost is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment. For a description of the
	methodology and assumptions used to determine the amounts reflected in these columns, see Note 10 to the consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal year ended September 30, 2025. Effective September 30, 2024, the U.S. pension plan is frozen and plan participants no longer accrue service benefits under the plan after such date.
Non-PEO NEO Average Total Compensation Amount	$ 4,255,404	3,956,917	4,523,549	4,192,099	3,741,372
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,161,585	2,918,609	5,958,393	3,618,600	4,215,851
Adjustment to Non-PEO NEO Compensation Footnote	Compensation “actually paid” for the CEO and average compensation “actually paid” for our non-CEO NEOs reflect the amounts set forth in columns (c) and (e) of the table above, respectively, adjusted as set forth in the table below in accordance with SEC rules. These amounts do not reflect the actual amount of compensation earned by or paid to the CEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the CEO’s and our other NEO’s compensation for fiscal year 2025, see the Compensation Discussion and Analysis section beginning on page 50.

	CEO 2025	Non-CEO NEOs 2025	CEO 2024	Non-CEO NEOs 2024	CEO 2023	Non-CEO NEOs 2023	CEO 2022	Non-CEO NEOs 2022	CEO 2021	Non-CEO NEOs 2021
Summary Compensation Table Total	$17,129,140	$4,255,404	$17,314,606	$3,956,917	$17,309,938	$4,523,549	$16,711,236	$4,192,099	$14,189,333	$3,741,372
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(13,303,715)	(2,613,374)	(13,237,825)	(2,405,935)	(13,536,017)	(2,916,651)	(12,627,967)	(2,446,702)	(10,328,129)	(2,275,487)
Plus Fair Value for Awards Granted in the Covered Year That Remain Unvested at the End of the Covered Year	10,120,140	1,987,995	12,671,208	2,302,961	16,001,719	3,382,509	12,182,073	1,900,248	13,014,873	2,802,179
Plus Fair Value for Awards Granted in the Covered Year That Vested in the Covered Year	—	—	—	—	—	—	—	237,067	—	—
Change in Fair Value of Outstanding Unvested Awards from Prior Years	(8,282,117)	(1,178,828)	(4,639,093)	(642,674)	9,575,664	898,856	(800,866)	(44,627)	156,433	42,169
Change in Fair Value of Awards from Prior Years That Vested in the Covered Year	(1,951,005)	(240,954)	(2,512,443)	(239,270)	569,022	89,954	(411,606)	(106,720)	(315,261)	(46,681)
Less Fair Value of Awards Forfeited During the Covered Year	—	—	—	—	—	—	—	(96,546)	—	—
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—	—	—	—	—	—	—
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	(236,700)	(48,658)	(343,669)	(82,894)	(313,046)	(50,658)	(154,081)	(44,013)	(170,152)	(112,292)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	205,585	29,504	158,523	30,834	144,357	27,795	137,449	64,592
Compensation Actually Paid	3,475,744	2,161,585	9,458,369	2,918,609	29,765,803	5,958,393	15,043,146	3,618,600	16,684,546	4,215,851
Fair values of equity awards set forth in the table above are computed in accordance with FASB ASC Topic 718 as of the respective fiscal year-end, other than fair values of equity awards that vest in the covered year, which are valued as of the applicable vesting date. For a description of the methodology and assumptions used to determine the amounts reflected in these columns, see Note 9 to the consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal year ended September 30, 2025.
The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table. Service cost is calculated as the actuarial present value of benefits under all pension plans attributable to services rendered during the applicable fiscal year. Prior service cost is calculated as the entire cost of benefits granted (or credit for benefits reduced) in a plan amendment (or initiation) during the covered fiscal year that are attributable by the benefit formula to services rendered in periods prior to the applicable amendment. For a description of the
	methodology and assumptions used to determine the amounts reflected in these columns, see Note 10 to the consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal year ended September 30, 2025. Effective September 30, 2024, the U.S. pension plan is frozen and plan participants no longer accrue service benefits under the plan after such date.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid versus Total Shareholder Return
The graph below shows the relationship between compensation actually paid (to CEO and the average to other NEOs) and the Company’s cumulative TSR and the cumulative TSR of the peer group.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid versus Net Income
The graph below shows the relationship between compensation actually paid (to CEO and the average to other NEOs) and the Company’s Net Income. In April 2022, the Company completed the spin-off of its Diabetes Care business as a separate publicly traded company named Embecta Corp. Following the completion of the spin-off, the historical results of the Diabetes Care business are now accounted for as discontinued operations. The chart below does not adjust for discontinued operations so the results are not comparable across periods.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid versus Revenue
The graph below shows the relationship between compensation actually paid (to CEO and the average to other NEOs) and the Company’s Revenues. In April 2022, the Company completed the spin-off of its Diabetes Care business as a separate publicly traded company named Embecta Corp. Following the completion of the spin-off, the historical results of the Diabetes Care business are now accounted for as discontinued operations. The chart below does not adjust for discontinued operations so the results are not comparable across periods. In August 2023, the Company completed the sale of its Surgical Instrumentation Platform and revenue reflected in the chart for fiscal year 2023 has been adjusted for the divestiture.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid versus Total Shareholder Return
The graph below shows the relationship between compensation actually paid (to CEO and the average to other NEOs) and the Company’s cumulative TSR and the cumulative TSR of the peer group.

Tabular List, Table

Performance Measures
Revenue*
Adjusted EPS*
Free cash flow*
Operating margin*
ROIC*

Total Shareholder Return Amount	$ 89.25	112.59	118.60	101.20	107.10
Peer Group Total Shareholder Return Amount	130.17	126.93	101.81	90.18	126.81
Net Income (Loss)	$ 1,678,000,000	$ 1,705,000,000	$ 1,484,000,000	$ 1,779,000,000	$ 2,092,000,000
Company Selected Measure Amount	21,760,000,000	20,106,000,000	18,935,000,000	19,170,000,000	19,960,000,000
PEO Name	Thomas E. Polen
Additional 402(v) Disclosure
The following table sets forth the compensation for our CEO and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2025, 2024, 2023, 2022 and 2021. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and Revenue over such years in accordance with SEC rules.
Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended September 30, 2025, 2024, 2023, 2022 and 2021. In April 2022, the Company completed the spin-off of its Diabetes Care business as a separate publicly traded company named Embecta Corp. Following the completion of the spin-off, the historical results of the Diabetes Care business are now accounted for as discontinued operations. The table above does not adjust for discontinued operations so the results are not comparable across periods. “Net Income from Continuing Operations” is in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended September 30, 2025, 2024, 2023, 2022 and 2021 was $1.67 billion, $1.7 billion, $1.53 billion, $1.64 billion and $1.60 billion, respectively.Revenue represents the most important financial performance measure used by the Company to link compensation actually paid to our NEOs, including our CEO, for the most recently completed fiscal year to the Company’s performance. Revenue as set forth in the table is a non-GAAP measure and does not conform to generally accepted accounting principles. Revenue includes results from BD's continuing operations and is adjusted to account for the impact of foreign currency exchange rates in effect during the year, whether favorable or unfavorable to BD, compared to the rates we budgeted for that fiscal year. For our fiscal year 2021 PIP, the Compensation Committee set two separate revenue targets, one for revenues from our BD VeritorTM COVID-19 test and the other for our base business (which excludes COVID-19 only diagnostic testing). Revenue as set forth in the table for fiscal year 2021 reflects the combined performance. In April 2022, the Company completed the spin-off of its Diabetes Care business as a separate publicly traded company named Embecta Corp. Following the completion of the spin-off, the historical results of the Diabetes Care business are now accounted for as discontinued operations. The table above does not adjust for discontinued operations so the results are not comparable across periods. In August 2023, the Company completed the sale of its Surgical Instrumentation Platform and revenue reflected in the table for fiscal year 2023 has been adjusted for the divestiture.
Tabular list of most important financial performance measures
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking our NEO's 2025 compensation to performance.
*    These performance measures do not conform to generally accepted accounting principles. The Compensation Discussion and Analysis section beginning on page 50 includes a description of these metrics.
Analysis of the information presented in the pay versus performance table
As described in more detail in the Compensation Discussion & Analysis section of this proxy statement, the Company’s executive compensation program reflects our commitment to pay-for-performance. We selected Revenue as our Company selected measure in our Pay versus Performance table above for purposes of evaluating Pay versus Performance because it is a key performance metric within our annual incentive plan and our long-term incentive compensation programs. While we utilize several performance measures to align executive compensation with performance, we do not present all of these measures in the Pay versus Performance table above.
In accordance with SEC rules, we are providing the following graphic depictions of the relationships between information presented in the Pay versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue*
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS*
Measure:: 3
Pay vs Performance Disclosure
Name	Free cash flow*
Measure:: 4
Pay vs Performance Disclosure
Name	Operating margin*
Measure:: 5
Pay vs Performance Disclosure
Name	ROIC*
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (236,700)	$ (343,669)	$ (313,046)	$ (154,081)	$ (170,152)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	205,585	158,523	144,357	137,449
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,303,715)	(13,237,825)	(13,536,017)	(12,627,967)	(10,328,129)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,120,140	12,671,208	16,001,719	12,182,073	13,014,873
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,282,117)	(4,639,093)	9,575,664	(800,866)	156,433
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,951,005)	(2,512,443)	569,022	(411,606)	(315,261)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,658)	(82,894)	(50,658)	(44,013)	(112,292)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	29,504	30,834	27,795	64,592
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,613,374)	(2,405,935)	(2,916,651)	(2,446,702)	(2,275,487)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,987,995	2,302,961	3,382,509	1,900,248	2,802,179
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,178,828)	(642,674)	898,856	(44,627)	42,169
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	237,067	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(240,954)	(239,270)	89,954	(106,720)	(46,681)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(96,546)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0